Operating Lease - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Cash paid for amounts included in measurement of lease liabilities	$ 1,075,939	$ 720,610
Weighted average remaining lease term	2 years 3 months 25 days
Weighted average discount rate of operating leases	4.50%
Short-term lease commitments under non-cancellable operating leases	$ 234,841	$ 350,118